SCHEDULE OF COMPUTATION OF BASIC AND DILUTED EARNINGS (Details)	12 Months Ended
	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2025 HKD ($) $ / shares shares	Dec. 31, 2024 HKD ($) $ / shares shares	Dec. 31, 2023 HKD ($) $ / shares shares
Earnings / (Loss) per share attributable to ordinary shareholders of the Company’s shareholders
Net income (loss)	$ (3,019,356)	$ (23,550,966)	$ 11,870,254	$ 12,105,673
Denominator for basic net income per share - weighted average number of shares	33,376,521	33,376,521	32,500,000	32,500,000
Denominator for diluted net income per share - weighted average number of shares	33,376,521	33,376,521	32,500,000	32,500,000
Basic earnings / (loss) per share | (per share)	$ (0.09)	$ (0.71)	$ 0.37	$ 0.37
Diluted earnings / (loss) per share | (per share)	$ (0.09)	$ (0.71)	$ 0.37	$ 0.37